Per Share Data	12 Months Ended
Mar. 31, 2012
Per Share Data

27. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2010, 2011 and 2012 is as follows:

In fiscal 2010, the diluted EPS calculation excludes convertible bond for 2,475 thousand shares and stock options for 1,411 thousand shares, as they were antidilutive. In fiscal 2011, the diluted EPS calculation excludes stock options for 1,139 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 982 thousand shares, as they were antidilutive.

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income attributable to ORIX Corporation from continuing operations	¥31,475	¥61,787	¥84,055	$1,023
Effect of dilutive securities—
Expense related to convertible bond	1,305	2,393	2,364	28

Income from continuing operations for diluted EPS computation	¥32,780	¥64,180	¥86,419	$1,051

	Thousands of shares
	2010	2011	2012
Weighted-average shares	101,901	107,489	107,509
Effect of dilutive securities—
Conversion of convertible bond	21,664	24,412	24,411
Exercise of stock options	86	107	123

Weighted-average shares for diluted EPS computation	123,651	132,008	132,043

	Yen			U.S. dollars
	2010	2011	2012	2012
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥308.87	¥574.83	¥781.84	$9.51
Diluted	265.10	486.19	654.47	7.96